Subsequent Events (Details) $ / shares in Units, $ in Thousands		1 Months Ended	7 Months Ended
	Jul. 10, 2026 USD ($)	Jan. 31, 2026 USD ($) $ / shares shares	Aug. 06, 2025 shares
Subsequent Events
Rights Offering Share Organization (in shares)			11,960,583
PIPE financing
Subsequent Events
Number of units issued		10,556,367
Price per unit issued | $ / shares		$ 10.2
Number of shares in a unit		1
Number of warrants in a unit		1
Exercise price per unit of warrants or rights outstanding. | $ / shares		$ 12
Subsequent events | Non-voting class B common stock
Subsequent Events
Transaction costs | $		$ 350
Rights Offering Share Organization (in shares)		3,500,000
Non-voting common stock, conversion ratio		1
Non-voting common stock, redemption amount | $		$ 350
Subsequent events | PIPE financing
Subsequent Events
Transaction costs | $	$ 107,675	$ 107,675
Number of units issued		10,556,367
Price per unit issued | $ / shares		$ 10.2
Number of shares in a unit		1
Number of warrants in a unit		1
Exercise price per unit of warrants or rights outstanding. | $ / shares		$ 12
Subsequent events | Spring valley acquisition corp III | General Fusion Inc
Subsequent Events
Pre-money valuation amount | $		$ 600,000
Potential earnout amount | $		$ 125,000
Potential earnout period		5 years
Cash in trust | $		$ 230,000
Subsequent events | Spring valley acquisition sponsor | General Fusion Inc
Subsequent Events
Potential earnout amount | $		$ 10,000